Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on September 17, 2012 and covers activity from July 26, 2012 through August 25, 2012.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of September.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Kanchan Roy
Name:	Kanchan Roy
Title:	Director ABS Operations

A. Trust Activity	Trust Totals

Record Date	August 31, 2012
Number of days in Monthly Period	31
Beginning Number of Accounts	22,721,512
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	30,859,098,904.95
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	30,859,098,904.95
Finance Charge Collections (excluding Recoveries)	511,471,104.41
Collections of Discount Option Receivables	0.00
Recoveries	23,769,768.61
Total Collections of Finance Charge Receivables	535,240,873.02
Total Collections of Principal Receivables	9,683,634,093.93
Monthly Payment Rate	30.3679%
Defaulted Amount	78,898,501.42
Annualized Default Rate	3.0194%
Annualized Default Rate, Net of Recoveries	2.1097%
Trust Portfolio Yield	17.4116%
New Principal Receivables	9,670,227,046.50
Ending Number of Accounts	22,682,313
Ending Principal Receivables Balance	30,766,793,356.10
Ending Required Minimum Principal Balance	18,760,775,450.00
Ending Transferor Amount	13,233,358,356.10
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	30,766,793,356.10

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1
2012-2	1,785,716,000	1,785,716,000.00	0.00	125,000,120.00	10.18%	54,512,318.37	2,420,863.69	986,242,589.64	8,035,522.78

Total	1,785,716,000.00	1,785,716,000.00	0.00	125,000,120.00	10.18%	54,512,318.37	2,420,863.69	986,242,589.64	8,035,522.78

Group 2
2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.28%	12,210,747.59	542,272.95	220,918,128.00	1,799,955.37
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.42%	18,316,121.39	813,409.42	331,377,192.00	2,699,933.06
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.85%	15,263,434.49	677,841.18	276,147,660.00	2,249,944.22
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	6.84%	36,632,242.78	1,626,818.84	662,754,383.99	5,399,866.12
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.78%	41,627,598.56	1,848,659.99	753,130,885.57	6,136,218.87
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.47%	18,558,993.16	824,195.23	335,771,253.56	2,735,734.17
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	5.18%	27,751,701.85	1,232,438.64	502,086,704.75	4,090,808.08
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.75%	46,830,994.96	2,079,740.11	847,271,279.75	6,903,238.35
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.40%	18,212,085.82	808,789.25	329,494,969.55	2,684,597.44
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.56%	19,079,293.11	847,301.48	345,184,575.00	2,812,430.27
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.64%	46,252,938.17	2,054,068.91	836,813,015.57	6,818,028.46
2010-1	1,030,304,000	1,030,304,000.00	0.00	72,121,280.00	5.88%	31,451,955.22	1,396,764.96	569,032,077.37	4,636,253.06
2011-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.91%	37,002,289.48	1,643,252.42	669,449,307.86	5,454,413.77
2011-2	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.91%	37,002,289.48	1,643,252.42	669,449,307.86	5,454,413.77
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	3.46%	18,501,175.27	821,627.56	334,725,206.23	2,727,211.39
2012-3	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.91%	37,002,289.48	1,643,252.42	669,449,307.86	5,454,413.77
2009-D-II	623,464,000	623,464,000.00	0.00	43,642,480.00	3.56%	19,032,403.84	845,219.15	344,336,249.39	2,805,518.44

Total	15,747,719,000.00	15,747,719,000.00	0.00	1,102,340,330.00	89.82%	480,728,554.65	21,348,904.93	8,697,391,504.31	70,862,978.61

Trust	17,533,435,000.00	17,533,435,000.00	0.00	1,227,340,450.00	100.00%	535,240,873.02	23,769,768.62	9,683,634,093.95	78,898,501.39

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2012-2	1,785,716,000.00	30,972,653.93	843,751.02	4,565,600.47	2,976,193.34	0.00	8,385,544.83	30,972,653.93	0.00	22,587,109.10

Total	1,785,716,000.00	30,972,653.93	843,751.02	4,565,600.47	2,976,193.34	0.00	8,385,544.83	30,972,653.93	0.00	22,587,109.10

Group 2
2004-2	400,000,000.00	6,937,867.82	172,150.00	1,022,693.52	666,666.67	0.00	1,861,510.19	6,723,109.04	0.00	4,861,598.85
2005-2	600,000,000.00	10,406,801.73	213,455.01	1,534,040.28	1,000,000.00	0.00	2,747,495.29	10,039,893.57	0.00	7,292,398.28
2007-2	500,000,000.00	8,672,334.77	144,902.09	1,278,366.90	833,333.33	0.00	2,256,602.32	8,333,600.89	0.00	6,076,998.57
2007-8	1,200,000,000.00	20,814,184.31	689,150.00	3,068,080.57	2,000,000.00	0.00	5,757,230.57	20,342,027.13	0.00	14,585,377.41
2008-2	1,363,638,000.00	23,651,850.49	2,349,444.21	3,486,459.38	2,272,730.00	0.00	8,108,633.59	24,682,285.93	0.00	16,573,652.34
2008-4	607,956,000.00	10,544,795.92	875,924.65	1,554,381.66	1,013,260.00	0.00	3,443,566.31	10,832,661.79	0.00	7,389,095.48
2008-5	909,091,000.00	15,767,882.98	1,042,500.34	2,324,303.69	1,515,151.66	0.00	4,881,955.69	15,931,045.10	0.00	11,049,089.41
2008-6	1,534,091,000.00	26,608,301.45	2,465,156.65	3,922,262.32	2,556,818.33	0.00	8,944,237.30	27,589,574.91	0.00	18,645,337.61
2008-7	596,592,000.00	10,347,691.10	958,538.48	1,525,326.93	994,320.00	0.00	3,478,185.41	10,729,162.87	0.00	7,250,977.46
2008-9	625,000,000.00	10,840,418.47	1,192,669.26	1,597,958.63	1,041,666.67	0.00	3,832,294.56	11,428,542.77	0.00	7,596,248.21
2009-2	1,515,155,000.00	26,279,862.79	2,280,583.21	3,873,848.01	2,525,258.33	0.00	8,679,689.55	27,094,879.07	0.00	18,415,189.52
2010-1	1,030,304,000.00	17,870,282.41	517,343.32	2,634,213.07	1,717,173.34	0.00	4,868,729.73	17,391,041.59	0.00	12,522,311.86
2011-1	1,212,122,000.00	21,023,855.54	531,137.62	3,099,073.29	2,020,203.34	0.00	5,650,414.25	20,382,541.56	0.00	14,732,127.31
2011-2	1,212,122,000.00	21,023,855.54	489,193.11	3,099,073.29	2,020,203.34	0.00	5,608,469.74	20,340,597.05	0.00	14,732,127.31
2012-1	606,062,000.00	10,511,945.12	318,347.65	1,549,539.21	1,010,103.33	0.00	2,877,990.19	10,244,066.00	0.00	7,366,075.81
2012-3	1,212,122,000.00	21,023,855.54	388,771.93	3,099,073.29	2,020,203.34	0.00	5,508,048.56	20,240,175.87	0.00	14,732,127.31

Total	15,124,255,000.00	262,325,785.98	14,629,267.53	38,668,694.04	25,207,091.68	0.00	78,505,053.25	262,325,205.14	0.00	183,820,732.74

Trust Total	16,909,971,000.00	293,298,439.91	15,473,018.55	43,234,294.51	28,183,285.02	0.00	86,890,598.08	293,297,859.07	0.00	206,407,841.84

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	30,972,653.93	8,385,544.83	22,587,109.10
Group 2	262,325,205.13	78,505,053.25	183,820,151.88

D. Trust Performance

Delinquencies:

31-60 Days Delinquent:	127,182,293
61-90 Days Delinquent:	90,639,741
90+ Days Delinquent:	189,662,452
Total 30+ Days Delinquent:	407,484,486

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 10, 2012 under CIK number 0000949349

Series 2004-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	704,005,778.79	400,000,000.00	304,005,778.79
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	12,210,747.59	6,937,867.82	5,272,879.77
Collections of Principal Receivables	220,918,128.00	125,520,633.30	95,397,494.70
Defaulted Amount	1,799,955.37	1,022,693.52	777,261.85
Ending Invested Amount / Transferor Amount	701,899,960.99	400,000,000.00	301,899,960.99

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	0.40950%	0.60950%	0.90950%
Monthly Interest Due	125,375.25	16,761.25	30,013.50	172,150.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	125,375.25	16,761.25	30,013.50	172,150.00
Investor Default Amount	853,949.09	76,702.01	92,042.42	1,022,693.52
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,535,991.01	143,463.26	182,055.92	1,861,510.19

Reallocated Investor Finance Charge Collections				6,723,109.04
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7794%
Base Rate				2.3195%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	125,375.25	16,761.25	30,013.50	172,150.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	125,375.25	16,761.25	30,013.50	172,150.00
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.38

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.38

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.56

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.56

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$4,891,612.35

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$30,013.50

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,861,598.85

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$5,613,796.05
a. Class A Monthly Interest:	$125,375.25
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$853,949.09
e. Excess Spread:	$4,634,471.71

2. Class B Available Funds:	$504,233.18
a. Class B Monthly Interest:	$16,761.25
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$487,471.93

3. Collateral Available Funds:	$605,079.81

a. Excess Spread:	$605,079.81

4. Total Excess Spread:	$5,727,023.45

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2004-2 Allocable Principal Collections:	$220,918,128.00

3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$125,520,633.30

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$125,520,633.30

6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,022,693.52

8. Available Principal Collections (total of items 5, 6 & 7):	$126,543,326.82

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$36,000,000.00

2. Required Collateral Invested Amount:	$36,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$126,543,326.82

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Applicationof Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.

1. Excess Spread:	$5,727,023.45

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$76,702.01

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$30,013.50

9. Applied to unpaid Monthly Servicing Fee:	$666,666.67

10. Collateral Default Amount treated as Available Principal Collections:	$92,042.42

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,861,598.85

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2.

1. Excess Spread:	$5,727,023.45

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$76,702.01

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$30,013.50

10. Applied to unpaid Monthly Servicing Fee:	$666,666.67

11. Collateral Default Amount treated as Available Principal Collections:	$92,042.42

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,861,598.85

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.3195%
b. Prior Monthly Period:	2.5132%
c. Second Prior Monthly Period:	2.4407%

2. Three Month Average Base Rate:	2.4244%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7794%
b. Prior Monthly Period:	16.7365%
c. Second Prior Monthly Period:	17.1142%

4. Three Month average Series Adjusted Portfolio Yield:	16.8767%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,056,008,668.18	600,000,000.00	456,008,668.18
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	18,316,121.39	10,406,801.73	7,909,319.66
Collections of Principal Receivables	331,377,192.00	188,280,949.95	143,096,242.05
Defaulted Amount	2,699,933.06	1,534,040.28	1,165,892.78

Ending Invested Amount / Transferor Amount	1,052,849,941.48	600,000,000.00	452,849,941.48

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	0.33950%	0.51950%	0.72950%
Monthly Interest Due	155,915.38	21,429.38	36,110.25	213,455.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	155,915.38	21,429.38	36,110.25	213,455.01
Investor Default Amount	1,280,923.63	115,053.02	138,063.63	1,534,040.28
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,271,839.01	211,482.40	264,173.88	2,747,495.29

Reallocated Investor Finance Charge Collections				10,039,893.57
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.6916%
Base Rate				2.2369%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	155,915.38	21,429.38	36,110.25	213,455.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	155,915.38	21,429.38	36,110.25	213,455.01
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.31

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.31

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.48

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.48

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,328,508.53

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$36,110.25

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,292,398.28

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$8,383,311.13
a. Class A Monthly Interest:	$155,915.38
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,280,923.63
e. Excess Spread:	$6,946,472.12

2. Class B Available Funds:	$752,992.02
a. Class B Monthly Interest:	$21,429.38
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$731,562.64

3. Collateral Available Funds:	$903,590.42

a. Excess Spread:	$903,590.42

4. Total Excess Spread:	$8,581,625.18

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2005-2 Allocable Principal Collections:	$331,377,192.00

3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$188,280,949.95

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$188,280,949.95

6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,534,040.28

8. Available Principal Collections (total of items 5, 6 & 7):	$189,814,990.23

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$54,000,000.00

2. Required Collateral Invested Amount:	$54,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$189,814,990.23

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.

1. Excess Spread:	$8,581,625.18

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$115,053.02

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$36,110.25

9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00

10. Collateral Default Amount treated as Available Principal Collections:	$138,063.63

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,292,398.28

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2.

1. Excess Spread:	$8,581,625.18

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$115,053.02

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$36,110.25

10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00

11. Collateral Default Amount treated as Available Principal Collections:	$138,063.63

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,292,398.28

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2369%
b. Prior Monthly Period:	2.4306%
c. Second Prior Monthly Period:	2.3581%

2. Three Month Average Base Rate:	2.3419%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.6916%
b. Prior Monthly Period:	16.6567%
c. Second Prior Monthly Period:	17.0289%

4. Three Month average Series Adjusted Portfolio Yield:	16.7924%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	880,007,223.48	500,000,000.00	380,007,223.48
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	15,263,434.49	8,672,334.77	6,591,099.72
Collections of Principal Receivables	276,147,660.00	156,900,791.63	119,246,868.37
Defaulted Amount	2,249,944.22	1,278,366.90	971,577.32

Ending Invested Amount / Transferor Amount	877,374,951.23	500,000,000.00	377,374,951.23

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	0.28950%	0.41950%	0.58950%
Monthly Interest Due	116,765.00	10,574.90	17,562.19	144,902.09
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	116,765.00	10,574.90	17,562.19	144,902.09
Investor Default Amount	1,124,962.87	70,310.18	83,093.85	1,278,366.90
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,975,061.20	126,718.41	154,822.71	2,256,602.32

Reallocated Investor Finance Charge Collections				8,333,600.89
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.6139%
Base Rate				2.1640%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	116,765.00	10,574.90	17,562.19	144,902.09
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	116,765.00	10,574.90	17,562.19	144,902.09
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.27

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.27

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.38

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.38

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,094,560.76

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$17,562.19

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,076,998.57

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$7,333,568.78
a. Class A Monthly Interest:	$116,765.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,124,962.87
e. Excess Spread:	$6,091,840.91

2. Class B Available Funds:	$458,348.05
a. Class B Monthly Interest:	$10,574.90
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$447,773.15

3. Collateral Available Funds:	$541,684.06

a. Excess Spread:	$541,684.06

4. Total Excess Spread:	$7,081,298.12

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2007-2 Allocable Principal Collections:	$276,147,660.00

3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$156,900,791.63

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$156,900,791.63

6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,278,366.90

8. Available Principal Collections (total of items 5, 6 & 7):	$158,179,158.53

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$32,500,000.00

2. Required Collateral Invested Amount:	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$158,179,158.53

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.

1. Excess Spread:	$7,081,298.12

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$70,310.18

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$17,562.19

9. Applied to unpaid Monthly Servicing Fee:	$833,333.33

10. Collateral Default Amount treated as Available Principal Collections:	$83,093.85

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,076,998.57

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.

1. Excess Spread:	$7,081,298.12

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$70,310.18

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$17,562.19

10. Applied to unpaid Monthly Servicing Fee:	$833,333.33

11. Collateral Default Amount treated as Available Principal Collections:	$83,093.85

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,076,998.57

O. Yield and Base Rate.

1. Base Rate:

a. Current Monthly Period:	2.1640%

b. Prior Monthly Period:	2.3577%

c. Second Prior Monthly Period:	2.2852%

2. Three Month Average Base Rate:	2.2690%

3. Series Adjusted Portfolio Yield:

a. Current Monthly Period:	16.6139%

b. Prior Monthly Period:	16.5861%

c. Second Prior Monthly Period:	16.9535%

4. Three Month average Series Adjusted Portfolio Yield:	16.7179%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,112,017,336.36	1,200,000,000.00	912,017,336.36
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	36,632,242.78	20,814,184.31	15,818,639.32
Collections of Principal Receivables	662,754,383.99	376,561,899.89	286,192,484.10
Defaulted Amount	5,399,866.12	3,068,080.57	2,331,785.55

Ending Invested Amount / Transferor Amount	2,105,699,882.96	1,200,000,000.00	905,699,882.96

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	5,280,000.00	0.00	0.00	5,280,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	5,280,000.00	0.00	0.00	5,280,000.00
Required Reserve Account Amount	5,280,000.00	0.00	0.00	5,280,000.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	0.53950%	0.93950%	1.53950%
Monthly Interest Due	522,236.00	56,839.75	110,074.25	689,150.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	522,236.00	56,839.75	110,074.25	689,150.00
Investor Default Amount	2,699,910.90	168,744.43	199,425.24	3,068,080.57
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,982,146.90	335,584.18	439,499.49	5,757,230.57

Reallocated Investor Finance Charge Collections				20,342,027.13
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				580.85
Series Adjusted Portfolio Yield				16.9495%
Base Rate				2.4786%
Excess Spread Percentage				14.5854%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	522,236.00	56,839.75	110,074.25	689,150.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	522,236.00	56,839.75	110,074.25	689,150.00
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.49

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.49

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.86

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.86

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$14,695,451.66

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$110,074.25

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,585,377.41

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$17,901,495.02
a. Class A Monthly Interest:	$522,236.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,699,910.90
e. Excess Spread:	$14,679,348.12

2. Class B Available Funds:	$1,118,843.44
a. Class B Monthly Interest:	$56,839.75
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,062,003.69

3. Collateral Available Funds:	$1,322,269.52

a. Excess Spread:	$1,322,269.52

4. Total Excess Spread:	$17,063,621.33

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2007-8 Allocable Principal Collections:	$662,754,383.99

3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$376,561,899.89

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$376,561,899.89

6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,068,080.57

8. Available Principal Collections (total of items 5, 6 & 7):	$379,629,980.46

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$78,000,000.00

2. Required Collateral Invested Amount:	$78,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$379,629,980.46

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Applicationof Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.

1. Excess Spread:	$17,063,621.33

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$168,744.43

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$110,074.25

9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00

10. Collateral Default Amount treated as Available Principal Collections:	$199,425.24

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,585,377.41

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-8.

1. Excess Spread:	$17,063,621.33

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$168,744.43

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$110,074.25

10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00

11. Collateral Default Amount treated as Available Principal Collections:	$199,425.24

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,585,377.41

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.4786%
b. Prior Monthly Period:	2.6724%
c. Second Prior Monthly Period:	2.5998%

2. Three Month Average Base Rate:	2.5836%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.9495%
b. Prior Monthly Period:	16.8911%
c. Second Prior Monthly Period:	17.2787%

4. Three Month average Series Adjusted Portfolio Yield:	17.0398%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

	Series	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations	Allocations	Interest
Beginning Invested Amount/Transferor Amount	2,400,022,580.43	1,363,638,000.00	1,036,384,580.43
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	41,627,598.56	23,651,850.49	17,975,748.07
Collections of Principal Receivables	753,130,885.57	427,911,763.38	325,219,122.19
Defaulted Amount	6,136,218.87	3,486,459.38	2,649,759.49
Ending Invested Amount / Transferor Amount	2,392,843,647.50	1,363,638,000.00	1,029,205,647.50

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	1.49950%	3.98950%	5.23950%
Monthly Interest Due	1,649,450.00	274,281.78	425,712.43	2,349,444.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,649,450.00	274,281.78	425,712.43	2,349,444.21
Investor Default Amount	3,068,080.58	191,757.59	226,621.21	3,486,459.38
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,717,530.58	591,041.04	800,061.97	8,108,633.59

Reallocated Investor Finance Charge Collections				24,682,285.93
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.3013%
Base Rate				3.7491%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,649,450.00	274,281.78	425,712.43	2,349,444.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,649,450.00	274,281.78	425,712.43	2,349,444.21
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.37

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.37

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.66

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.66

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$16,999,364.77

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$425,712.43

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,573,652.34

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$21,720,385.55
a. Class A Monthly Interest:	$1,649,450.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,068,080.58
e. Excess Spread:	$17,002,854.97

2. Class B Available Funds:	$1,357,542.20
a. Class B Monthly Interest:	$274,281.78
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,083,260.42

3. Collateral Available Funds:	$1,604,358.18

a. Excess Spread:	$1,604,358.18

4. Total Excess Spread:	$19,690,473.57

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2008-2 Allocable Principal Collections:	$753,130,885.57

3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$427,911,763.38

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$427,911,763.38

6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,486,459.38

8. Available Principal Collections (total of items 5, 6 & 7):	$431,398,222.76

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$88,637,000.00

2. Required Collateral Invested Amount:	$88,637,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$431,398,222.76

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.

1. Excess Spread:	$19,690,473.57

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$191,757.59

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$425,712.43

9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00

10. Collateral Default Amount treated as Available Principal Collections:	$226,621.21

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,573,652.34

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.

1. Excess Spread:	$19,690,473.57

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$191,757.59

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$425,712.43

10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00

11. Collateral Default Amount treated as Available Principal Collections:	$226,621.21

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,573,652.34

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.7491%
b. Prior Monthly Period:	3.9428%
c. Second Prior Monthly Period:	3.8703%

2. Three Month Average Base Rate:	3.8541%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.3013%
b. Prior Monthly Period:	18.1201%
c. Second Prior Monthly Period:	18.5915%

4. Three Month average Series Adjusted Portfolio Yield:	18.3376%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

	Series	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations	Allocations	Interest
Beginning Invested Amount/Transferor Amount	1,070,011,343.12	607,956,000.00	462,055,343.12
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	18,558,993.16	10,544,795.92	8,014,197.24
Collections of Principal Receivables	335,771,253.56	190,777,555.34	144,993,698.22
Defaulted Amount	2,735,734.17	1,554,381.66	1,181,352.51

Ending Invested Amount / Transferor Amount	1,066,810,731.70	607,956,000.00	458,854,731.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	1.63950%	0.93950%	1.18950%
Monthly Interest Due	804,038.13	28,797.08	43,089.44	875,924.65
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	804,038.13	28,797.08	43,089.44	875,924.65
Investor Default Amount	1,367,852.58	85,492.07	101,037.01	1,554,381.66
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,063,557.38	170,019.15	209,989.78	3,443,566.31

Reallocated Investor Finance Charge Collections				10,832,661.79
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9691%
Base Rate				3.4370%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	804,038.13	28,797.08	43,089.44	875,924.65
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	804,038.13	28,797.08	43,089.44	875,924.65
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.50

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.50

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.86

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.86

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,432,184.92

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$43,089.44

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,389,095.48

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,532,719.57
a. Class A Monthly Interest:	$804,038.13
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,367,852.58
e. Excess Spread:	$7,360,828.86

2. Class B Available Funds:	$595,803.88
a. Class B Monthly Interest:	$28,797.08
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$567,006.80

3. Collateral Available Funds:	$704,138.34

a. Excess Spread:	$704,138.34

4. Total Excess Spread:	$8,631,974.00

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2008-4 Allocable Principal Collections:	$335,771,253.56

3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$190,777,555.34

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$190,777,555.34

6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,554,381.66

8. Available Principal Collections (total of items 5, 6 & 7):	$192,331,937.00

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$39,518,000.00

2. Required Collateral Invested Amount:	$39,518,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$192,331,937.00

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.

1. Excess Spread:	$8,631,974.00

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$85,492.07

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$43,089.44

9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00

10. Collateral Default Amount treated as Available Principal Collections:	$101,037.01

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,389,095.48

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4.

1. Excess Spread:	$8,631,974.00

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$85,492.07

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$43,089.44

10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00

11. Collateral Default Amount treated as Available Principal Collections:	$101,037.01

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,389,095.48

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.4370%
b. Prior Monthly Period:	3.6307%
c. Second Prior Monthly Period:	3.5582%

2. Three Month Average Base Rate:	3.5420%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.9691%
b. Prior Monthly Period:	17.8180%
c. Second Prior Monthly Period:	18.2690%

4. Three Month average Series Adjusted Portfolio Yield:	18.0187%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

	Series	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations	Allocations	Interest
Beginning Invested Amount/Transferor Amount	1,600,013,293.61	909,091,000.00	690,922,293.61
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	27,751,701.85	15,767,882.98	11,983,818.87
Collections of Principal Receivables	502,086,704.75	285,274,195.11	216,812,509.64
Defaulted Amount	4,090,808.08	2,324,303.69	1,766,504.39

Ending Invested Amount / Transferor Amount	1,595,227,343.58	909,091,000.00	686,136,343.58

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	1.03950%	1.33950%	4.03950%
Monthly Interest Due	762,300.00	61,393.75	218,806.59	1,042,500.34
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	762,300.00	61,393.75	218,806.59	1,042,500.34
Investor Default Amount	2,045,387.04	127,836.69	151,079.96	2,324,303.69
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,141,020.37	272,563.77	468,371.55	4,881,955.69

Reallocated Investor Finance Charge Collections				15,931,045.10
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.6229%
Base Rate				3.1118%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	762,300.00	61,393.75	218,806.59	1,042,500.34
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	762,300.00	61,393.75	218,806.59	1,042,500.34
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.95

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.95

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.23

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.23

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$11,267,896.00

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$218,806.59

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,049,089.41

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$14,019,318.29
a. Class A Monthly Interest:	$762,300.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,045,387.04
e. Excess Spread:	$11,211,631.25

2. Class B Available Funds:	$876,207.39
a. Class B Monthly Interest:	$61,393.75
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$814,813.64

3. Collateral Available Funds:	$1,035,519.42

a. Excess Spread:	$1,035,519.42

4. Total Excess Spread:	$13,061,964.31

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2008-5 Allocable Principal Collections:	$502,086,704.75

3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$285,274,195.11

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$285,274,195.11

6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00

7. Other amounts treated as Available Principal Collections:	$2,324,303.69

8. Available Principal Collections (total of items 5, 6 & 7):	$287,598,498.80

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$59,091,000.00

2. Required Collateral Invested Amount:	$59,091,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$287,598,498.80

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.

1. Excess Spread:	$13,061,964.31

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$127,836.69

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$218,806.59

9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66

10. Collateral Default Amount treated as Available Principal Collections:	$151,079.96

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,049,089.41

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5.

1. Excess Spread:	$13,061,964.31

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$127,836.69

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$218,806.59

10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66

11. Collateral Default Amount treated as Available Principal Collections:	$151,079.96

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,049,089.41

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.1118%
b. Prior Monthly Period:	3.3055%
c. Second Prior Monthly Period:	3.2330%

2. Three Month Average Base Rate:	3.2168%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.6229%
b. Prior Monthly Period:	17.5033%
c. Second Prior Monthly Period:	17.9330%

4. Three Month average Series Adjusted Portfolio Yield:	17.6864%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,700,022,322.96	1,534,091,000.00	1,165,931,322.96
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	46,830,994.96	26,608,301.45	20,222,693.51
Collections of Principal Receivables	847,271,279.75	481,400,184.65	365,871,095.10
Defaulted Amount	6,903,238.35	3,922,262.32	2,980,976.03

Ending Invested Amount / Transferor Amount	2,691,946,032.62	1,534,091,000.00	1,157,855,032.62

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	1.43950%	3.23950%	4.73950%
Monthly Interest Due	1,781,381.25	250,555.08	433,220.32	2,465,156.65
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,781,381.25	250,555.08	433,220.32	2,465,156.65
Investor Default Amount	3,451,590.64	215,724.41	254,947.27	3,922,262.32
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,482,971.89	606,904.49	854,360.92	8,944,237.30

Reallocated Investor Finance Charge Collections				27,589,574.91
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.1647%
Base Rate				3.6208%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,781,381.25	250,555.08	433,220.32	2,465,156.65
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,781,381.25	250,555.08	433,220.32	2,465,156.65
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.32

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.32

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$2.97

2. The amount of the distribution in respect of Class B Monthly Interest:	$2.97

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$19,078,557.93

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$433,220.32

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,645,337.61

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$24,278,824.48
a. Class A Monthly Interest:	$1,781,381.25
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,451,590.64
e. Excess Spread:	$19,045,852.59

2. Class B Available Funds:	$1,517,426.53
a. Class B Monthly Interest:	$250,555.08
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,266,871.45

3. Collateral Available Funds:	$1,793,323.90

a. Excess Spread:	$1,793,323.90

4. Total Excess Spread:	$22,106,047.94

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2008-6 Allocable Principal Collections:	$847,271,279.75

3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$481,400,184.65

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$481,400,184.65

6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,922,262.32

8. Available Principal Collections (total of items 5, 6 & 7):	$485,322,446.97

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$99,716,000.00

2. Required Collateral Invested Amount:	$99,716,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$485,322,446.97

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.

1. Excess Spread:	$22,106,047.94

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$215,724.41

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$433,220.32

9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33

10. Collateral Default Amount treated as Available Principal Collections:	$254,947.27

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$18,645,337.61

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6.

1. Excess Spread:	$22,106,047.94

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$215,724.41

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$433,220.32

10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33

11. Collateral Default Amount treated as Available Principal Collections:	$254,947.27

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$18,645,337.61

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.6208%
b. Prior Monthly Period:	3.8145%
c. Second Prior Monthly Period:	3.7420%

2. Three Month Average Base Rate:	3.7258%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.1647%
b. Prior Monthly Period:	17.9959%
c. Second Prior Monthly Period:	18.4589%

4. Three Month average Series Adjusted Portfolio Yield:	18.2065%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,050,010,538.94	596,592,000.00	453,418,538.94
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	18,212,085.82	10,347,691.10	7,864,394.72
Collections of Principal Receivables	329,494,969.55	187,211,514.16	142,283,455.39
Defaulted Amount	2,684,597.44	1,525,326.93	1,159,270.51

Ending Invested Amount / Transferor Amount	1,046,869,753.81	596,592,000.00	450,277,753.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	1.53950%	1.33950%	4.98950%
Monthly Interest Due	740,884.38	40,290.26	177,363.84	958,538.48
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	740,884.38	40,290.26	177,363.84	958,538.48
Investor Default Amount	1,342,285.24	83,894.11	99,147.58	1,525,326.93
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,958,169.62	178,872.70	341,143.09	3,478,185.41

Reallocated Investor Finance Charge Collections				10,729,162.87
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.1645%
Base Rate				3.6205%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	740,884.38	40,290.26	177,363.84	958,538.48
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	740,884.38	40,290.26	177,363.84	958,538.48
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.41

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.41

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.23

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.23

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,428,341.30

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$177,363.84

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,250,977.46

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,441,646.06
a. Class A Monthly Interest:	$740,884.38
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,342,285.24
e. Excess Spread:	$7,358,476.44

2. Class B Available Funds:	$590,111.87
a. Class B Monthly Interest:	$40,290.26
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$549,821.61

3. Collateral Available Funds:	$697,404.94

a. Excess Spread:	$697,404.94

4. Total Excess Spread:	$8,605,702.99

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2008-7 Allocable Principal Collections:	$329,494,969.55

3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections:	$187,211,514.16

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$187,211,514.16

6. Shared Principal Collections from other Series allocated to Series 2008-7:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,525,326.93

8. Available Principal Collections (total of items 5, 6 & 7):	$188,736,841.09

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$38,779,000.00

2. Required Collateral Invested Amount:	$38,779,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$188,736,841.09

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7.

1. Excess Spread:	$8,605,702.99

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$83,894.11

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$177,363.84

9. Applied to unpaid Monthly Servicing Fee:	$994,320.00

10. Collateral Default Amount treated as Available Principal Collections:	$99,147.58

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,250,977.46

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7.

1. Excess Spread:	$8,605,702.99

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$83,894.11

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$177,363.84

10. Applied to unpaid Monthly Servicing Fee:	$994,320.00

11. Collateral Default Amount treated as Available Principal Collections:	$99,147.58

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,250,977.46

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.6205%
b. Prior Monthly Period:	3.8143%
c. Second Prior Monthly Period:	3.7417%

2. Three Month Average Base Rate:	3.7255%

3. Series Adjusted Portfolio Yield: a. Current Monthly Period:	18.1645%
b. Prior Monthly Period:	17.9956%
c. Second Prior Monthly Period:	18.4587%

4. Three Month average Series Adjusted Portfolio Yield:	18.2063%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,100,009,029.35	625,000,000.00	475,009,029.35
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	19,079,293.11	10,840,418.47	8,238,874.64
Collections of Principal Receivables	345,184,575.00	196,125,989.53	149,058,585.47
Defaulted Amount	2,812,430.27	1,597,958.63	1,214,471.64

Ending Invested Amount / Transferor Amount	1,096,718,689.04	625,000,000.00	471,718,689.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	1.83950%	1.33950%	5.98950%
Monthly Interest Due	927,414.58	42,208.20	223,046.48	1,192,669.26
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	927,414.58	42,208.20	223,046.48	1,192,669.26
Investor Default Amount	1,406,203.60	87,887.72	103,867.31	1,597,958.63
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,250,284.85	187,387.59	394,622.12	3,832,294.56

Reallocated Investor Finance Charge Collections				11,428,542.77
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.5196%
Base Rate				3.9541%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	927,414.58	42,208.20	223,046.48	1,192,669.26
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	927,414.58	42,208.20	223,046.48	1,192,669.26
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.69

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.69

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.23

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.23

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,819,294.69

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$223,046.48

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,596,248.21

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$10,057,117.64
a. Class A Monthly Interest:	$927,414.58
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,406,203.60
e. Excess Spread:	$7,723,499.46

2. Class B Available Funds:	$628,569.85
a. Class B Monthly Interest:	$42,208.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$586,361.65

3. Collateral Available Funds:	$742,855.28

a. Excess Spread:	$742,855.28

4. Total Excess Spread:	$9,052,716.39

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2008-9 Allocable Principal Collections:	$345,184,575.00

3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections:	$196,125,989.53

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$196,125,989.53

6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,597,958.63

8. Available Principal Collections (total of items 5, 6 & 7):	$197,723,948.16

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$40,625,000.00

2. Required Collateral Invested Amount:	$40,625,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$197,723,948.16

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9.

1. Excess Spread:	$9,052,716.39

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$87,887.72

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$223,046.48

9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67

10. Collateral Default Amount treated as Available Principal Collections:	$103,867.31

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account: $0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,596,248.21

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.

1. Excess Spread:	$9,052,716.39

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$87,887.72

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$223,046.48

10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67

11. Collateral Default Amount treated as Available Principal Collections:	$103,867.31

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,596,248.21

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.9541%
b. Prior Monthly Period:	4.1478%
c. Second Prior Monthly Period:	4.0753%

2. Three Month Average Base Rate:	4.0591%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.5196%
b. Prior Monthly Period:	18.3184%
c. Second Prior Monthly Period:	18.8033%

4. Three Month average Series Adjusted Portfolio Yield:	18.5471%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,666,694,689.39	1,515,155,000.00	1,151,539,689.39
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	46,252,938.17	26,279,862.79	19,973,075.38
Collections of Principal Receivables	836,813,015.57	475,458,037.87	361,354,977.70
Defaulted Amount	6,818,028.46	3,873,848.01	2,944,180.45

Ending Invested Amount / Transferor Amount	2,658,718,088.47	1,515,155,000.00	1,143,563,088.47

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	1.48950%	0.93950%	5.48950%
Monthly Interest Due	1,706,718.75	78,283.84	495,580.62	2,280,583.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,706,718.75	78,283.84	495,580.62	2,280,583.21
Investor Default Amount	3,195,917.26	232,407.10	445,523.65	3,873,848.01
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,985,969.34	462,190.94	1,231,529.27	8,679,689.55

Reallocated Investor Finance Charge Collections				27,094,879.07
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.0449%
Base Rate				3.5083%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,706,718.75	78,283.84	495,580.62	2,280,583.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,706,718.75	78,283.84	495,580.62	2,280,583.21
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.37

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.37

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.86

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.86

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$18,910,770.14

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$495,580.62

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,415,189.52

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$22,353,223.82
a. Class A Monthly Interest:	$1,706,718.75
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,195,917.26
e. Excess Spread:	$17,450,587.81

2. Class B Available Funds:	$1,625,526.44
a. Class B Monthly Interest:	$78,283.84
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,547,242.60

3. Collateral Available Funds:	$3,116,128.81

a. Excess Spread:	$3,116,128.81

4. Total Excess Spread:	$22,113,959.22

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2009-2 Allocable Principal Collections:	$836,813,015.57

3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$475,458,037.87

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$475,458,037.87

6. Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,873,848.01

8. Available Principal Collections (total of items 5, 6 & 7):	$479,331,885.88

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$174,255,000.00

2. Required Collateral Invested Amount:	$174,255,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$479,331,885.88

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.

1. Excess Spread:	$22,113,959.22

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$232,407.10

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$495,580.62

9. Applied to unpaid Monthly Servicing Fee:	$2,525,258.33

10. Collateral Default Amount treated as Available Principal Collections:	$445,523.65

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$18,415,189.52

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.5083%
b. Prior Monthly Period:	3.7015%
c. Second Prior Monthly Period:	3.6294%

2. Three Month Average Base Rate:	3.6130%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.0449%
b. Prior Monthly Period:	17.8865%
c. Second Prior Monthly Period:	18.3425%

4. Three Month average Series Adjusted Portfolio Yield:	18.0913%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount

1. Adjusted Invested Amount:	$1,515,155,000.00

2. Monthly Interest:	$3,339,055.38

3. Monthly Interest previously due but not paid:	$0.01

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$1,518,494,055.39

Series 2010-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,813,349,924.77	1,030,304,000.00	783,045,924.77
Beginning Adjusted Invested Amount	N/A	1,030,304,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	31,451,955.22	17,870,282.41	13,581,672.81
Collections of Principal Receivables	569,032,077.37	323,311,026.42	245,721,050.95
Defaulted Amount	4,636,253.06	2,634,213.07	2,002,039.99

Ending Invested Amount / Transferor Amount	1,807,925,843.51	1,030,304,000.00	777,621,843.51

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	0.48950%	0.83950%	1.43950%
Monthly Interest Due	381,402.08	47,571.53	88,369.71	517,343.32
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	381,402.08	47,571.53	88,369.71	517,343.32
Investor Default Amount	2,173,223.74	158,052.17	302,937.16	2,634,213.07
Investor Monthly Fees Due	1,416,666.67	103,030.00	197,476.67	1,717,173.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,971,292.49	308,653.70	588,783.54	4,868,729.73

Reallocated Investor Finance Charge Collections				17,391,041.59
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8639%
Base Rate				2.3988%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00
Distributions of Interest	381,402.08	47,571.53	88,369.71	517,343.32
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	381,402.08	47,571.53	88,369.71	517,343.32
Ending Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.45

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.45

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.77

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.77

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$12,610,681.57

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$88,369.71

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,522,311.86

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$14,347,595.81
a. Class A Monthly Interest:	$381,402.08
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,173,223.74
e. Excess Spread:	$11,792,969.99

2. Class B Available Funds:	$1,043,458.44
a. Class B Monthly Interest:	$47,571.53
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$995,886.91

3. Collateral Available Funds:	$1,999,987.34

a. Excess Spread:	$1,999,987.34

4. Total Excess Spread:	$14,788,844.24

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2010-1 Allocable Principal Collections:	$569,032,077.37

3. Principal Allocation Percentage of Series 2010-1 Allocable Principal Collections:	$323,311,026.42

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$323,311,026.42

6. Shared Principal Collections from other Series allocated to Series 2010-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$2,634,213.07

8. Available Principal Collections (total of items 5, 6 & 7):	$325,945,239.49

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$118,486,000.00

2. Required Collateral Invested Amount:	$118,486,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$325,945,239.49

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2010-1.

1. Excess Spread:	$14,788,844.24

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$158,052.17

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$88,369.71

9. Applied to unpaid Monthly Servicing Fee:	$1,717,173.34

10. Collateral Default Amount treated as Available Principal Collections:	$302,937.16

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,522,311.86

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.3988%
b. Prior Monthly Period:	2.5921%
c. Second Prior Monthly Period:	2.5199%

2. Three Month Average Base Rate:	2.5036%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8639%
b. Prior Monthly Period:	16.8129%
c. Second Prior Monthly Period:	17.1961%

4. Three Month average Series Adjusted Portfolio Yield:	16.9576%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount

1. Adjusted Invested Amount:	$1,030,304,000.00

2. Monthly Interest:	$1,095,329.23

3. Monthly Interest previously due but not paid:	$0.03

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$1,031,399,329.20

Series 2011-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,133,352,231.49	1,212,122,000.00	921,230,231.49
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	37,002,289.48	21,023,855.54	15,978,433.94
Collections of Principal Receivables	669,449,307.86	380,365,802.69	289,083,505.17
Defaulted Amount	5,454,413.77	3,099,073.29	2,355,340.48

Ending Invested Amount / Transferor Amount	2,126,970,961.27	1,212,122,000.00	914,848,961.27

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	0.40950%	0.93950%	1.28950%
Monthly Interest Due	375,375.00	62,633.10	93,129.52	531,137.62
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	375,375.00	62,633.10	93,129.52	531,137.62
Investor Default Amount	2,556,733.80	185,943.58	356,395.91	3,099,073.29
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,598,775.47	369,788.35	681,850.43	5,650,414.25

Reallocated Investor Finance Charge Collections				20,382,541.56
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7886%
Base Rate				2.3281%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	375,375.00	62,633.10	93,129.52	531,137.62
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	375,375.00	62,633.10	93,129.52	531,137.62
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.38

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.38

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.86

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.86

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$14,825,256.83

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$93,129.52

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,732,127.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$16,815,585.86
a. Class A Monthly Interest:	$375,375.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,556,733.80
e. Excess Spread:	$13,883,477.06

2. Class B Available Funds:	$1,222,947.11
a. Class B Monthly Interest:	$62,633.10
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,160,314.01

3. Collateral Available Funds:	$2,344,008.59

a. Excess Spread:	$2,344,008.59

4. Total Excess Spread:	$17,387,799.66

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2011-1 Allocable Principal Collections:	$669,449,307.86

3. Principal Allocation Percentage of Series 2011-1 Allocable Principal Collections:	$380,365,802.69

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$380,365,802.69

6. Shared Principal Collections from other Series allocated to Series 2011-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,099,073.29

8. Available Principal Collections (total of items 5, 6 & 7):	$383,464,875.98

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$139,395,000.00

2. Required Collateral Invested Amount:	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$383,464,875.98

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-1.

1. Excess Spread:	$17,387,799.66

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$185,943.58

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$93,129.52

9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34

10. Collateral Default Amount treated as Available Principal Collections:	$356,395.91

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,732,127.31

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.3281%
b. Prior Monthly Period:	2.5214%
c. Second Prior Monthly Period:	2.4492%

2. Three Month Average Base Rate:	2.4329%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7886%
b. Prior Monthly Period:	16.7444%
c. Second Prior Monthly Period:	17.1230%

4. Three Month average Series Adjusted Portfolio Yield:	16.8854%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount

1. Adjusted Invested Amount:	$1,212,122,000.00

2. Monthly Interest:	$1,155,574.27

3. Monthly Interest previously due but not paid:	$0.03

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$1,213,277,574.30

Series 2011-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,133,352,231.49	1,212,122,000.00	921,230,231.49
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	37,002,289.48	21,023,855.54	15,978,433.94
Collections of Principal Receivables	669,449,307.86	380,365,802.69	289,083,505.17
Defaulted Amount	5,454,413.77	3,099,073.29	2,355,340.48

Ending Invested Amount / Transferor Amount	2,126,970,961.27	1,212,122,000.00	914,848,961.27

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	0.35950%	0.88950%	1.38950%
Monthly Interest Due	329,541.67	59,299.78	100,351.66	489,193.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	329,541.67	59,299.78	100,351.66	489,193.11
Investor Default Amount	2,556,733.80	185,943.58	356,395.91	3,099,073.29
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,552,942.14	366,455.03	689,072.57	5,608,469.74

Reallocated Investor Finance Charge Collections				20,340,597.05
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7479%
Base Rate				2.2898%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	329,541.67	59,299.78	100,351.66	489,193.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	329,541.67	59,299.78	100,351.66	489,193.11
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.33

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.33

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.82

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.82

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$14,832,478.97

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$100,351.66

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,732,127.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$16,780,981.66
a. Class A Monthly Interest:	$329,541.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,556,733.80
e. Excess Spread:	$13,894,706.19

2. Class B Available Funds:	$1,220,430.45
a. Class B Monthly Interest:	$59,299.78
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,161,130.67

3. Collateral Available Funds:	$2,339,184.94

a. Excess Spread:	$2,339,184.94

4. Total Excess Spread:	$17,395,021.80

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2011-2 Allocable Principal Collections:	$669,449,307.86

3. Principal Allocation Percentage of Series 2011-2 Allocable Principal Collections:	$380,365,802.69

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$380,365,802.69

6. Shared Principal Collections from other Series allocated to Series 2011-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,099,073.29

8. Available Principal Collections (total of items 5, 6 & 7):	$383,464,875.98

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$139,395,000.00

2. Required Collateral Invested Amount:	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$383,464,875.98

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-2.

1. Excess Spread:	$17,395,021.80

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$185,943.58

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$100,351.66

9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34

10. Collateral Default Amount treated as Available Principal Collections:	$356,395.91

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,732,127.31

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2898%
b. Prior Monthly Period:	2.4831%
c. Second Prior Monthly Period:	2.4109%

2. Three Month Average Base Rate:	2.3946%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7479%
b. Prior Monthly Period:	16.7074%
c. Second Prior Monthly Period:	17.0835%

4. Three Month average Series Adjusted Portfolio Yield:	16.8463%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount

1. Adjusted Invested Amount:	$1,212,122,000.00

2. Monthly Interest:	$1,030,293.76

3. Monthly Interest previously due but not paid:	$0.01

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$1,213,152,293.75

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,066,677,875.76	606,062,000.00	460,615,875.76
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	18,501,175.27	10,511,945.12	7,989,230.15
Collections of Principal Receivables	334,725,206.23	190,183,215.15	144,541,991.08
Defaulted Amount	2,727,211.39	1,549,539.21	1,177,672.18

Ending Invested Amount / Transferor Amount	1,063,487,235.39	606,062,000.00	457,425,235.39

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 13, 2012	August 13, 2012	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	0.50950%	1.03950%	1.38950%
Monthly Interest Due	233,520.83	34,650.35	50,176.47	318,347.65
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	233,520.83	34,650.35	50,176.47	318,347.65
Investor Default Amount	1,278,366.91	92,973.07	178,199.23	1,549,539.21
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,345,221.07	188,230.09	344,539.03	2,877,990.19

Reallocated Investor Finance Charge Collections				10,244,066.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8912%
Base Rate				2.4244%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	233,520.83	34,650.35	50,176.47	318,347.65
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	233,520.83	34,650.35	50,176.47	318,347.65
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.47

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.47

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.95

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.95

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,416,252.28

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$50,176.47

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,366,075.81

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$8,451,335.01
a. Class A Monthly Interest:	$233,520.83
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,278,366.91
e. Excess Spread:	$6,939,447.27

2. Class B Available Funds:	$614,648.69
a. Class B Monthly Interest:	$34,650.35
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$579,998.34

3. Collateral Available Funds:	$1,178,082.30

a. Excess Spread:	$1,178,082.30

4. Total Excess Spread:	$8,697,527.91

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2012-1 Allocable Principal Collections:	$334,725,206.23

3. Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections:	$190,183,215.15

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$190,183,215.15

6. Shared Principal Collections from other Series allocated to Series 2012-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,549,539.21

8. Available Principal Collections (total of items 5, 6 & 7):	$191,732,754.36

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$69,698,000.00

2. Required Collateral Invested Amount:	$69,698,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$191,732,754.36

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1.

1. Excess Spread:	$8,697,527.91

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$92,973.07

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$50,176.47

9. Applied to unpaid Monthly Servicing Fee:	$1,010,103.33

10. Collateral Default Amount treated as Available Principal Collections:	$178,199.23

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,366,075.81

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.4244%
b. Prior Monthly Period:	2.6177%
c. Second Prior Monthly Period:	2.5489%

2. Three Month Average Base Rate:	2.5303%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8912%
b. Prior Monthly Period:	16.8377%
c. Second Prior Monthly Period:	17.0892%

4. Three Month average Series Adjusted Portfolio Yield:	16.9393%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount

1. Adjusted Invested Amount:	$606,062,000.00

2. Monthly Interest:	$519,451.31

3. Monthly Interest previously due but not paid:	$0.00

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$606,581,451.31

Series 2012-2 Certificates
A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,142,885,958.18	1,785,716,000.00	1,357,169,958.18
Beginning Adjusted Invested Amount	N/A	1,785,716,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	54,512,318.37	30,972,653.93	23,539,664.44
Collections of Principal Receivables	986,242,589.64	560,360,508.03	425,882,081.61
Defaulted Amount	8,035,522.78	4,565,600.47	3,469,922.31

Ending Invested Amount / Transferor Amount	3,133,484,976.83	1,785,716,000.00	1,347,768,976.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon August 21, 2012 - September 16, 2012	0.68000%	0.99000%	1.29000%
Monthly Interest Due	680,000.00	67,768.14	95,982.88	843,751.02
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	680,000.00	67,768.14	95,982.88	843,751.02
Investor Default Amount	3,835,100.71	262,522.87	467,976.89	4,565,600.47
Investor Monthly Fees Due	2,500,000.00	171,131.67	305,061.67	2,976,193.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,015,100.71	501,422.68	869,021.44	8,385,544.83

Reallocated Investor Finance Charge Collections				30,972,653.93
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.4116%
Base Rate				2.4822%
Excess Spread Percentage				15.1785%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00
Distributions of Interest	680,000.00	67,768.14	95,982.88	843,751.02
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	765,000.00	67,768.14	95,982.88	843,751.02
Ending Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.45

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.45

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.66

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.66

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$22,683,091.97

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$95,982.88

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$22,587,109.09

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$26,017,004.32
a. Class A Monthly Interest:	$680,000.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,835,100.71
e. Excess Spread:	$21,501,903.61

2. Class B Available Funds:	$1,780,933.32
a. Class B Monthly Interest:	$67,768.14
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,713,165.18

3. Collateral Available Funds:	$3,174,716.28

a. Excess Spread:	$3,174,716.28

4. Total Excess Spread:	$26,389,785.07

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2012-2 Allocable Principal Collections:	$986,242,589.64

3. Principal Allocation Percentage of Series 2012-2 Allocable Principal Collections:	$560,360,508.03

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$560,360,508.03

6. Shared Principal Collections from other Series allocated to Series 2012-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,565,600.47

8. Available Principal Collections (total of items 5, 6 & 7):	$564,926,108.50

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$183,037,000.00

2. Required Collateral Invested Amount:	$183,037,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$564,926,108.50

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-2.

1. Excess Spread:	$26,389,785.07

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$262,522.87

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$95,982.88

9. Applied to unpaid Monthly Servicing Fee:	$2,976,193.34

10. Collateral Default Amount treated as Available Principal Collections:	$467,976.89

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$22,587,109.09

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.4822%
b. Prior Monthly Period:	N/A
c. Second Prior Monthly Period:	N/A

2. Three Month Average Base Rate:	N/A

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.4116%
b. Prior Monthly Period:	N/A
c. Second Prior Monthly Period:	N/A

4. Three Month average Series Adjusted Portfolio Yield:	N/A

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?	N/A

P. Reassignment Amount

1. Adjusted Invested Amount:	$1,785,716,000.00

2. Monthly Interest:	$1,131,847.99

3. Monthly Interest previously due but not paid:	$0.00

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$1,786,847,847.99

Series 2012-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,133,352,231.49	1,212,122,000.00	921,230,231.49
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	37,002,289.48	21,023,855.54	15,978,433.94
Collections of Principal Receivables	669,449,307.86	380,365,802.69	289,083,505.17
Defaulted Amount	5,454,413.77	3,099,073.29	2,355,340.48

Ending Invested Amount / Transferor Amount	2,126,970,961.27	1,212,122,000.00	914,848,961.27

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	August 21, 2012	August 21, 2012	August 21, 2012
Coupon August 21, 2012 - September 16, 2012	0.38700%	0.73700%	0.98700%
Monthly Interest Due	290,250.00	40,199.85	58,322.08	388,771.93
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	290,250.00	40,199.85	58,322.08	388,771.93
Investor Default Amount	2,556,733.80	185,943.58	356,395.91	3,099,073.29
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,513,650.47	347,355.10	647,042.99	5,508,048.56

Reallocated Investor Finance Charge Collections				20,240,175.87
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.6504%
Base Rate				2.2770%
Excess Spread Percentage				14.5848%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	290,250.00	40,199.85	58,322.08	388,771.93
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	290,250.00	40,199.85	58,322.08	388,771.93
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.29

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.29

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.55

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.55

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$14,790,449.39

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$58,322.08

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,732,127.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$16,698,134.24
a. Class A Monthly Interest:	$290,250.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,556,733.80
e. Excess Spread:	$13,851,150.44

2. Class B Available Funds:	$1,214,405.21
a. Class B Monthly Interest:	$40,199.85
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,174,205.36

3. Collateral Available Funds:	$2,327,636.42

a. Excess Spread:	$2,327,636.42

4. Total Excess Spread:	$17,352,992.22

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2012-3 Allocable Principal Collections:	$669,449,307.86

3. Principal Allocation Percentage of Series 2012-3 Allocable Principal Collections:	$380,365,802.69

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$380,365,802.69

6. Shared Principal Collections from other Series allocated to Series 2012-3:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,099,073.29

8. Available Principal Collections (total of items 5, 6 & 7):	$383,464,875.98

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$139,395,000.00

2. Required Collateral Invested Amount:	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$383,464,875.98

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-3.

1. Excess Spread:	$17,352,992.22

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$185,943.58

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$58,322.08

9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34

10. Collateral Default Amount treated as Available Principal Collections:	$356,395.91

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,732,127.31

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2770%
b. Prior Monthly Period:	N/A
c. Second Prior Monthly Period:	N/A

2. Three Month Average Base Rate:	N/A

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.6504%
b. Prior Monthly Period:	N/A
c. Second Prior Monthly Period:	N/A

4. Three Month average Series Adjusted Portfolio Yield:	N/A

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?	N/A

P. Reassignment Amount

1. Adjusted Invested Amount:	$1,212,122,000.00

2. Monthly Interest:	$649,553.00

3. Monthly Interest previously due but not paid:	$0.00

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$1,212,771,553.00

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,097,305,647.16	623,464,000.00	473,841,647.16
Beginning Adjusted Invested Amount	N/A	623,464,000.00	N/A
Floating Allocation Percentage	N/A	56.8177%	43.1823%
Principal Allocation Percentage	N/A	56.8177%	43.1823%
Collections of Finance Charge Receivables	19,032,403.84	10,813,777.05	8,218,626.79
Collections of Principal Receivables	344,336,249.39	195,643,990.30	148,692,259.09
Defaulted Amount	2,805,518.44	1,594,031.48	1,211,486.96

Ending Invested Amount / Transferor Amount	1,094,023,393.19	623,464,000.00	470,559,393.19

B. Monthly Period Funding Requirements	Total
LIBOR Determination Date	August 13, 2012
Coupon August 15, 2012 - September 16, 2012	20.23950%
Monthly Interest Due	11,567,049.66
Outstanding Monthly Interest Due	0.00
Additional Interest Due	0.00
Total Interest Due	11,567,049.66
Investor Default Amount	1,594,031.48
Investor Monthly Fees Due	1,039,106.67
Investor Additional Amounts Due	0.00
Total Due	14,200,187.81

Investor Finance Charge Collections	10,813,777.05

C. Certificates - Balances and Distributions	Total
Beginning Certificates Balance	623,464,000.00
Distributions of Interest	11,567,049.66
Distributions of Principal	60,000,000.00
Total Distributions	71,567,049.66
Ending Certificates Balance	563,464,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$114.79

(2) The amount of the distribution in respect of Monthly Interest	$18.55

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$96.24

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-7	60,000,000.00	60,000,000.00	0.00	0.00	0.00	0.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II
Invested Amount	623,464,000.00	60,000,000.00	0.00	0.00	0.00	563,464,000.00

(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.

1. Available Funds	$10,813,777.05
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$1,594,031.48
d. Monthly Interest	$9,219,745.57
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.

1. Principal Allocation Percentage:	56.8177%

2. Series 2009-D-II Allocable Principal Collections:	$344,336,249.39

3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$195,643,990.30

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4:	$195,643,990.30

6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,594,031.48

8. Available Principal Collections (total of items 5., 6. & 7.):	$197,238,021.78

I. Application of Available Principal Collections during Revolving Period.

1. Treated as Shared Principal Collections:	$0.00

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$60,000,000.00

3. Treated as Shared Principal Collections:	$137,238,021.78

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.

1. Excess Spread:	$0.00

2. Excess Finance Charge Collections:	$3,386,410.76

3. Applied to fund Required Amount:	$2,347,304.09

4. Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to unpaid Monthly Servicing Fee:	$1,039,106.67

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L.	Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount
2004-2	0.00	0.00	0.00	0.00	0.00

2005-2	0.00	0.00	0.00	0.00	0.00

2005-7	0.00	0.00	0.00	0.00	0.00

2007-2	0.00	0.00	0.00	0.00	0.00

2007-7	0.00	0.00	0.00	60,000,000.00	0.00

2007-8	0.00	0.00	0.00	0.00	0.00

2008-2	0.00	0.00	0.00	0.00	0.00

2008-4	0.00	0.00	0.00	0.00	0.00

2008-5	0.00	0.00	0.00	0.00	0.00

2008-6	0.00	0.00	0.00	0.00	0.00

2008-7	0.00	0.00	0.00	0.00	0.00

2008-9	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series

	0.00	0.00	0.00	60,000,000.00	0.00

M. Application of Funds from Series 2009-D-I:

1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00